Interest expense	12 Months Ended
Dec. 31, 2021
Borrowing costs [abstract]
Interest expense

Note 6	Interest expense

FOR THE YEAR ENDED DECEMBER 31	2021	2020
Interest expense on long-term debt	(1,088)	(1,072)
Interest expense on other debt	(57)	(87)
Capitalized interest	63	49
Total interest expense	(1,082)	(1,110)
Included in interest expense on long-term debt is interest on lease liabilities of $177 million and $199 million for 2021 and 2020, respectively.
Capitalized interest was calculated using an average rate of 3.83% and 3.95% for 2021 and 2020, respectively, which represents the weighted average interest rate on our outstanding long-term debt.